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NATHANIEL SEGAL ATTORNEY AT LAW (312) 609-7747 nsegal@vedderprice.com	CHICAGO — NEW YORK — WASHINGTON, DC — LONDON
April 2, 2012

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen Energy MLP Total Return Fund (the “Registrant”);

File No. 811-22482

To The Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Registration Statement on Form N-14 relating to the issuance of common shares in connection with the reorganization of MLP & Strategic Equity Fund, Inc. into the Registrant.

Please contact the undersigned at (312) 609-7747 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Nathaniel Segal

NS

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